Financial and capital management - Credit risk, allowance for doubtful accounts (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	$ (60)	$ (64)
Additions	(99)	(102)
Usage	104	106
Balance, December 31	$ (55)	$ (60)